INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventories by Major Category

Inventories by major category include the following:

(Dollars in thousands)	June 30, 2012	December 31, 2011
Raw materials	$32,450	$27,953
Woodyard logs	8,902	5,931
Work-in-process	15,334	19,120
Finished goods	85,078	87,585
Replacement parts and other supplies	28,421	26,287

Inventories	$170,185	$166,876

Inventories by major category included the following:

	December 31,
(Dollars in thousands)	2011	2010
Raw materials	$27,953	$27,709
Woodyard logs	5,931	3,863
Work-in-process	19,120	16,416
Finished goods	87,585	67,817
Replacement parts and other supplies	26,287	26,711

Inventories	$166,876	$142,516